Pay vs Performance Disclosure - USD ($)	2 Months Ended	3 Months Ended	12 Months Ended					19 Months Ended
	May 31, 2024	Mar. 31, 2024	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2025
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Year	Summary Compensation Table Total for CEO (Gorevic)(1) ($)	Compensation Actually Paid to CEO (Gorevic)(2) ($)	Summary Compensation Table Total for CEO (Murthy)(1) ($)	Compensation Actually Paid to CEO (Murthy)(2) ($)	Summary Compensation Table Total for CEO (Divita)(1) ($)	Compensation Actually Paid to CEO (Divita)(2) ($)	Average Summary Compensation Table Total for Non-CEO Named Executive Officers(3) ($)	Average Compensation Actually Paid to Non-CEO Named Executive Officers ($)	Value of Initial Fixed $100 Investment Based On: ($)		Net Loss ($ thousands)	Company- Selected Measure: Revenue ($ thousands)(5)
									Total Shareholder Return	Peer Group Total Shareholder Return(4)
2025	—	—	—	—	11,202,996	5,443,074	3,217,665	1,800,160	4	148	(200,322)	2,529,997
2024	9,366,276	(1,253,029)	5,230,694	(1,085,718)	16,061,267	5,304,696	3,215,121	(1,060,253)	5	129	(1,001,245)	2,569,574
2023	11,613,736	9,400,898	—	—	—	—	4,935,878	3,702,389	11	126	(220,368)	2,602,415
2022	10,876,053	(2,755,173)	—	—	—	—	8,211,732	3,613,853	12	124	(13,659,531)	2,406,840
2021	11,637,898	(4,486,255)	—	—	—	—	3,776,044	(1,412,623)	46	126	(428,793)	2,032,707

Company Selected Measure Name			revenue
Named Executive Officers, Footnote			The dollar amounts reported in this column are the amounts of total compensation reported for Mr. Divita, Ms. Murthy or Jason Gorevic, in connection with their service as our CEO during each corresponding year, as applicable, in the “Total” column of the Summary Compensation Table. (2)For the years reported in the table, Mr. Gorevic was our CEO from 2021 to April 2024, Ms. Murthy was our acting CEO from April 2024 to June 2024, and Mr. Divita was our CEO from June 2024 to December 2025.
Peer Group Issuers, Footnote			The peer group used for calculating Peer Group Total Shareholder Return is the S&P 500 Health Care Index.
Adjustment To PEO Compensation, Footnote	The CEO Summary Compensation Table to compensation actually paid reconciliation is summarized in the following tables for each of Mr. Divita, Ms. Murthy and Mr. Gorevic for the years in which they served as CEO:

Jason Gorevic
	2024	2023	2022	2021
Summary Compensation Table Total Compensation	$9,366,276	$11,613,736	$10,876,053	$11,637,898
Grant Date Fair Value of Option Awards and Stock Awards Granted in Fiscal Year	(5,943,704)	(10,000,006)	(10,000,020)	(10,000,131)
Fair Value at Fiscal Year-End of Outstanding and Unvested Option Awards and Stock Awards Granted in Fiscal Year	—	7,779,810	1,593,442	3,762,671
Change in Fair Value of Outstanding and Unvested Option Awards and Stock Awards Granted in Prior Fiscal Years	(1,068,945)	(93,277)	(3,507,008)	(10,210,349)
Fair Value at Vesting of Option Awards and Stock Awards Granted in Fiscal Year That Vested During Fiscal Year	955,021	—	—	—
Change in Fair Value as of Vesting Date of Option Awards and Stock Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year	(1,433,845)	100,635	(1,717,640)	323,656
Fair Value as of Prior Fiscal Year-End of Option Awards and Stock Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year	(3,127,832)	—	—	—
Compensation actually paid	$(1,253,029)	$9,400,898	$(2,755,173)	$(4,486,255)

Mala Murthy
2024
Summary Compensation Table Total Compensation	$5,230,694
Grant Date Fair Value of Option Awards and Stock Awards Granted in Fiscal Year	(4,430,642)
Fair Value at Fiscal Year-End of Outstanding and Unvested Option Awards and Stock Awards Granted in Fiscal Year	1,352,201
Change in Fair Value of Outstanding and Unvested Option Awards and Stock Awards Granted in Prior Fiscal Years	(2,107,763)
Fair Value at Vesting of Option Awards and Stock Awards Granted in Fiscal Year That Vested During Fiscal Year	—
Change in Fair Value as of Vesting Date of Option Awards and Stock Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year	(1,130,208)
Fair Value as of Prior Fiscal Year-End of Option Awards and Stock Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year	—
Compensation actually paid	$(1,085,718)

Charles Divita, III
	2025	2024
Summary Compensation Table Total Compensation	$11,202,996	$16,061,267
Grant Date Fair Value of Option Awards and Stock Awards Granted in Fiscal Year	(9,699,996)	(15,028,180)
Fair Value at Fiscal Year-End of Outstanding and Unvested Option Awards and Stock Awards Granted in Fiscal Year	4,507,429	4,271,609
Change in Fair Value of Outstanding and Unvested Option Awards and Stock Awards Granted in Prior Fiscal Years	(185,152)	—
Fair Value at Vesting of Option Awards and Stock Awards Granted in Fiscal Year That Vested During Fiscal Year	—	—
Change in Fair Value as of Vesting Date of Option Awards and Stock Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year	(382,203)	—
Fair Value as of Prior Fiscal Year-End of Option Awards and Stock Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year	—	—
Compensation actually paid	$5,443,074	$5,304,696

Non-PEO NEO Average Total Compensation Amount			$ 3,217,665	$ 3,215,121	$ 4,935,878	$ 8,211,732	$ 3,776,044
Non-PEO NEO Average Compensation Actually Paid Amount			$ 1,800,160	(1,060,253)	3,702,389	3,613,853	(1,412,623)
Adjustment to Non-PEO NEO Compensation Footnote	The non-CEO named executive officers for whom the average compensation is presented in this table are: for 2025, Mmes. Murthy and Bliss and Messrs. Vandervoort and Nueno; for 2024, Ms. Bliss and Messrs. Vandervoort, Nueno, Laizer Kornwasser and Michael Waters; for 2023, Ms. Murthy and Messrs. Kornwasser, Waters and Vandervoort; for 2022, Ms. Murthy, Dr. Claus Jensen and Messrs. Kornwasser and Waters; and for 2021, Ms. Murthy, Dr. Jensen and Messrs. David Sides, Andrew Turitz and Vandervoort. Mr. Sides is our former Chief Operating Officer and resigned from the Company effective on September 21, 2021. Dr. Jensen is our former Chief Innovation Officer and resigned from the Company effective on December 1, 2023. Mr. Kornwasser is our former President, Enterprise Growth and Global Markets and was terminated without cause from the Company effective on July 1, 2024. Mr. Turitz is our former Executive Vice President, Corporate Development and resigned from the Company effective on September 4, 2024. Ms. Verstraete is our former Chief Marketing Officer and resigned from the Company effective on October 11, 2024. Mr. Waters is our former Chief Operating Officer and resigned from the Company with good reason effective on December 31, 2024.

	2025	2024	2023	2022	2021
Summary Compensation Table Total Compensation	$3,217,665	$3,215,121	$4,935,878	$8,211,732	$3,776,044
Grant Date Fair Value of Option Awards and Stock Awards Granted in Fiscal Year	(2,374,998)	(2,205,052)	(4,087,486)	(7,249,976)	(3,041,445)
Fair Value at Fiscal Year-End of Outstanding and Unvested Option Awards and Stock Awards Granted in Fiscal Year	1,300,934	322,104	3,179,986	3,668,043	1,058,324
Change in Fair Value of Outstanding and Unvested Option Awards and Stock Awards Granted in Prior Fiscal Years	(46,288)	(686,430)	(211,897)	(693,095)	(1,461,413)
Fair Value at Vesting of Option Awards and Stock Awards Granted in Fiscal Year That Vested During Fiscal Year	—	79,534	—	—	—
Change in Fair Value as of Vesting Date of Option Awards and Stock Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year	(80,886)	(921,819)	(114,092)	(322,851)	(219,721)
Fair Value as of Prior Fiscal Year-End of Option Awards and Stock Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year	(216,267)	(863,711)	—	—	(1,524,412)
Compensation actually paid	$1,800,160	$(1,060,253)	$3,702,389	$3,613,853	$(1,412,623)

Compensation Actually Paid vs. Total Shareholder Return			Teladoc Health, Inc. & Peer TSR vs. Compensation Actually Paid
Compensation Actually Paid vs. Net Income			Teladoc Health, Inc. Net loss vs. Compensation Actually Paid
Compensation Actually Paid vs. Company Selected Measure			Teladoc Health, Inc. Revenue vs. Compensation Actually Paid
Total Shareholder Return Vs Peer Group			Teladoc Health, Inc. & Peer TSR vs. Compensation Actually Paid
Tabular List, Table

	Measure	Explanation
Financial Measures	Revenue	Measures our top-line growth
Adjusted EBITDA
A non-GAAP measure that consists of net loss before net loss before provision for income taxes; other expense (income), net; interest income; interest expense; depreciation of property and equipment; amortization of intangible assets; restructuring costs; acquisition, integration, and transformation cost; goodwill impairment; and stock-based compensation

	Net Income	Measures our bottom-line growth

Total Shareholder Return Amount			$ 4	5	11	12	46
Peer Group Total Shareholder Return Amount			148	129	126	124	126
Net Income (Loss)			$ (200,322,000)	$ (1,001,245,000)	$ (220,368,000)	$ (13,659,531,000)	$ (428,793,000)
Company Selected Measure Amount			2,529,997,000	2,569,574,000	2,602,415,000	2,406,840,000	2,032,707,000
PEO Name					Jason Gorevic	Jason Gorevic	Jason Gorevic	Mr. Divita
Additional 402(v) Disclosure			We have determined that revenue is the financial performance measure that, in our assessment, represents the most important performance measure (that is not otherwise required to be disclosed in the table) used to link compensation actually paid to our named executive officers, for the most recently completed fiscal year, to company performance.
Measure:: 1
Pay vs Performance Disclosure
Name			Revenue
Measure:: 2
Pay vs Performance Disclosure
Name			Adjusted EBITDA
Measure:: 3
Pay vs Performance Disclosure
Name			Net Income
Divita [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount			$ 11,202,996	$ 16,061,267
PEO Actually Paid Compensation Amount			5,443,074	5,304,696
Gorevic [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount				9,366,276	$ 11,613,736	$ 10,876,053	$ 11,637,898
PEO Actually Paid Compensation Amount				(1,253,029)	9,400,898	(2,755,173)	(4,486,255)
PEO Name		Jason Gorevic
Murthy [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount				5,230,694
PEO Actually Paid Compensation Amount				(1,085,718)
PEO Name	Ms. Murthy
PEO | Divita [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(9,699,996)	(15,028,180)
PEO | Divita [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			4,507,429	4,271,609
PEO | Divita [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(185,152)	0
PEO | Divita [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0	0
PEO | Divita [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(382,203)	0
PEO | Divita [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0	0
PEO | Gorevic [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				(5,943,704)	(10,000,006)	(10,000,020)	(10,000,131)
PEO | Gorevic [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				0	7,779,810	1,593,442	3,762,671
PEO | Gorevic [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				(1,068,945)	(93,277)	(3,507,008)	(10,210,349)
PEO | Gorevic [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				955,021	0	0	0
PEO | Gorevic [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				(1,433,845)	100,635	(1,717,640)	323,656
PEO | Gorevic [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				(3,127,832)	0	0	0
PEO | Murthy [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				(4,430,642)
PEO | Murthy [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				1,352,201
PEO | Murthy [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				(2,107,763)
PEO | Murthy [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				0
PEO | Murthy [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				(1,130,208)
PEO | Murthy [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				0
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(2,374,998)	(2,205,052)	(4,087,486)	(7,249,976)	(3,041,445)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			1,300,934	322,104	3,179,986	3,668,043	1,058,324
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(46,288)	(686,430)	(211,897)	(693,095)	(1,461,413)
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0	79,534	0	0	0
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(80,886)	(921,819)	(114,092)	(322,851)	(219,721)
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			$ (216,267)	$ (863,711)	$ 0	$ 0	$ (1,524,412)